Income tax and social contribution (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax and social contribution
Deferred taxes variation	R$ 86,249	R$ 23,314	R$ (6,025)
Foreign exchange variation on deferred tax balances fro foreign subsidiaries	0	0	(330)
Deferred tax from Sirena tax loss carryforwards	0	0	(1,393)
Deferred tax from Sirena’s customer portofio and digital platform	0	0	16,228
Deferred tax profit or loss	R$ 86,249	R$ 23,314	R$ 8,480